Note 11 - Other Borrowings (Details Textual) - USD ($)	1 Months Ended
	Dec. 31, 2006	Dec. 31, 2022
Advance from Federal Home Loan Bank, Total		$ 380,800,000
Irrevocable Letter of Credit, Municipal Deposits		64,000,000.0
Stock Issued During Period, Value, New Issues	$ 248,000
Finance Lease, Liability, Total		3,811,000
Other Borrowings [Member]
Notes Payable, Total		8,300,000
Finance Lease, Liability, Total		$ 3,800,000
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate	1.67%
Mandatorily Redeemable Securities [Member] | Special Purpose Entity [Member]
Securities Sold under Agreements to Repurchase, Total	$ 8,000,000.0